Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total assets	$ 12,770,432	$ 12,814,752
Segment Reconciling Items | Cash and cash equivalents
Segment Reporting Information [Line Items]
Total assets	600,881	567,994
Segment Reconciling Items | Other assets not allocated
Segment Reporting Information [Line Items]
Total assets	215,051	281,244
Eliminations
Segment Reporting Information [Line Items]
Total assets	(56,435)	(114,549)
Teekay Offshore | Offshore Logistics | Operating Segments
Segment Reporting Information [Line Items]
Total assets	2,660,051	2,677,784
Teekay Offshore | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Total assets	2,643,055	2,672,100
Teekay Offshore | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	3,800	4,818
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	155,938	193,553
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	4,189,383	3,957,088
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	1,716,171	1,870,211
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Total assets	599,388	635,364
Teekay Parent | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	30,870	55,937
Teekay Parent | Other | Operating Segments
Segment Reporting Information [Line Items]
Total assets	$ 12,279	$ 13,208